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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


       Report for the Calendar Year or Quarter Ended:   March 31, 2003


Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):

                                        [ ] is a restatement.
                                        [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:                   R. G. Niederhoffer Capital Management, Inc.

Address:                1700 Broadway
                        39th Floor
                        New York, NY 10019

Form 13F File Number:   28-10392


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Roy G. Niederhoffer

Title:    President

Phone:    (212) 245-0400

Signature, Place, and Date of Signing:

  Roy G. Niederhoffer              New York, New York           May 14, 2003
-------------------------       ------------------------    -------------------
      Signature                      [City, State]                 [Date]


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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number            Name:

   28-
       ------------------       ----------------------------------------------
   [Repeat as necessary.]






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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   37

Form 13F Information Table Value Total:   93531
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.          Form 13F File Number        Name

NONE         28-
----            -----------------        --------------------------------------

[Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE


===============================================================================================================================
Column 1:                  Column 2:    Column 3:  Column 4:         Column 5:       Column 6:   Column 7        Column 8
NAME OF ISSUER             TITLE OF                  VALUE     SHRS OR    SH/ PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
                           CLASS        CUSIP      (x$1000)   PRN. AMT    PRN  CALL  DISCRETION  MANAGER:  SOLE     SHARED NONE
===============================================================================================================================
-----------------------------------------------------------------------------------------------------------------------------
Altria Group               COM          718154107    2798        93        SH           SOLE               SOLE
Amazon.com                 COM          023135106    206         8         SH           SOLE               SOLE
American Express           COM          025816109    3818        115       SH           SOLE               SOLE
American Intl Group        COM          026874107    3023        61        SH           SOLE               SOLE
Bank of America            COM          060505104    398         13        SH           SOLE               SOLE
Bank One                   COM          06423A103    398         12        SH           SOLE               SOLE
Best Buy                   COM          086516101    3305        123       SH           SOLE               SOLE
Biogen                     COM          090597105    3406        114       SH           SOLE               SOLE
Boeing                     COM          097023105    2363        94        SH           SOLE               SOLE
Bristol Myers Squibb       COM          110122108    2027        96        SH           SOLE               SOLE
BP p.l.c.                  SPONS. ADR.  055622104    2060        53        SH           SOLE               SOLE
Caterpillar                COM          149123101    1150        23        SH           SOLE               SOLE
ChevronTexaco              COM          166764100    1448        22        SH           SOLE               SOLE
Cisco Systems              COM          17275R102    3009        232       SH           SOLE               SOLE
Clear Channel Commun       COM          184502102    915         27        SH           SOLE               SOLE
Costco Wholesale           COM          22160K105    868         29        SH           SOLE               SOLE
Genl Electric              COM          369604103    4177        164       SH           SOLE               SOLE
Intel Corp.                COM          458140100    4199        258       SH           SOLE               SOLE
Intuit                     COM          461202103    1373        37        SH           SOLE               SOLE
Kla-tencor                 COM          482480100    3335        93        SH           SOLE               SOLE
Linear Technology          COM          535678106    2019        66        SH           SOLE               SOLE
Maxim Integrated Products  COM          57772K101    1615        45        SH           SOLE               SOLE
Medtronic Inc              COM          585055106    329         7         SH           SOLE               SOLE
Mercury Interactive        COM          589405109    495         17        SH           SOLE               SOLE
Merrill Lynch              COM          590188108    301         9         SH           SOLE               SOLE
Microsoft                  COM          594918104    4256        176       SH           SOLE               SOLE
Nasdaq -100 Trust          UNIT SER. 1  631100104    6287        248       SH           SOLE               SOLE
Qlogic                     COM          747277101    487         13        SH           SOLE               SOLE
Qualcomm                   COM          747525103    259         7         SH           SOLE               SOLE
SPDR TR                    UNIT SER. 1  78462F103    13218       156       SH           SOLE               SOLE
SBC Communications         COM          78387G103    4468        223       SH           SOLE               SOLE
Symantec                   COM          871503108    4156        106       SH           SOLE               SOLE
3M                         COM          604059105    572         4         SH           SOLE               SOLE
United Technologies        COM          913017109    2779        48        SH           SOLE               SOLE
Wal-Mart Stores            COM          931142103    958         18        SH           SOLE               SOLE
Wells Fargo                COM          949746101    2599        58        SH           SOLE               SOLE
Xilinx                     COM          983919101    4457        190       SH           SOLE               SOLE

                                                     93531
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

[Repeat as necessary.]